Schedule of intangible assets recognized in a business combination (Details) - INR (₨) ₨ in Thousands	Feb. 08, 2019	Jul. 31, 2017
Travel Co. In. Limited [member]
Disclosure of detailed information about business combination [line items]
Total Intangibles	₨ 7,764
Travel Co. In. Limited [member] | Customer Base and Realtionships [member]
Disclosure of detailed information about business combination [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	4 years
Total Intangibles	₨ 5,654
Travel Co. In. Limited [member] | Noncompete Agreements [member]
Disclosure of detailed information about business combination [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	5 years
Total Intangibles	₨ 2,110
Air Travel Bureau Limited [member]
Disclosure of detailed information about business combination [line items]
Total Intangibles		₨ 151,543
Air Travel Bureau Limited [member] | Customer Base and Realtionships [member]
Disclosure of detailed information about business combination [line items]
IFRS Finite-Lived Intangible Asset, Useful Life		15 years
Total Intangibles		₨ 134,682
Air Travel Bureau Limited [member] | Noncompete Agreements [member]
Disclosure of detailed information about business combination [line items]
IFRS Finite-Lived Intangible Asset, Useful Life		3 years 6 months
Total Intangibles		₨ 16,861